EMPLOYEE POST-RETIREMENT BENEFITS (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee post-retirement benefits
Fair value of plan assets	2,187	1,857
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	950	757
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1,219	1,081
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	18	19
Cash and cash equivalents
Employee post-retirement benefits
Fair value of plan assets	17	17
Percentage of Total Portfolio	1.00%	1.00%
Cash and cash equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	17	17
Equity securities | Canadian
Employee post-retirement benefits
Fair value of plan assets	644	513
Percentage of Total Portfolio	29.00%	28.00%
Equity securities | U.S.
Employee post-retirement benefits
Fair value of plan assets	460	347
Percentage of Total Portfolio	21.00%	19.00%
Equity securities | International
Employee post-retirement benefits
Fair value of plan assets	366	294
Percentage of Total Portfolio	17.00%	16.00%
Equity securities | Global
Employee post-retirement benefits
Fair value of plan assets	14	13
Percentage of Total Portfolio	1.00%
Equity securities | Quoted Prices in Active Markets (Level I) | Canadian
Employee post-retirement benefits
Fair value of plan assets	474	400
Equity securities | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	423	309
Equity securities | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	36	31
Equity securities | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	170	113
Equity securities | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	37	38
Equity securities | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	330	263
Equity securities | Significant Other Observable Inputs (Level II) | Global
Employee post-retirement benefits
Fair value of plan assets	14	13
Federal Bonds | Canadian
Employee post-retirement benefits
Fair value of plan assets	304	314
Percentage of Total Portfolio	14.00%	17.00%
Federal Bonds | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	304	314
Provincial Bonds | Canadian
Employee post-retirement benefits
Fair value of plan assets	154	161
Percentage of Total Portfolio	7.00%	9.00%
Provincial Bonds | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	154	161
Municipal Bonds | Canadian
Employee post-retirement benefits
Fair value of plan assets	6	5
Municipal Bonds | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	6	5
State Bonds | U.S.
Employee post-retirement benefits
Fair value of plan assets	33	33
Percentage of Total Portfolio	2.00%	2.00%
State Bonds | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	33	33
Corporate Bonds / Debt Securities | Canadian
Employee post-retirement benefits
Fair value of plan assets	77	65
Percentage of Total Portfolio	3.00%	4.00%
Corporate Bonds / Debt Securities | U.S.
Employee post-retirement benefits
Fair value of plan assets	48	45
Percentage of Total Portfolio	2.00%	2.00%
Corporate Bonds / Debt Securities | International
Employee post-retirement benefits
Fair value of plan assets	20	9
Percentage of Total Portfolio	1.00%	0.00%
Corporate Bonds / Debt Securities | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	77	65
Corporate Bonds / Debt Securities | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	48	45
Corporate Bonds / Debt Securities | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	20	9
Mortgage Backed | International
Employee post-retirement benefits
Fair value of plan assets	26	22
Percentage of Total Portfolio	1.00%	1.00%
Mortgage Backed | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	26	22
Other Investments: Private Equity Funds
Employee post-retirement benefits
Fair value of plan assets	18	19
Percentage of Total Portfolio	1.00%	1.00%
Other Investments: Private Equity Funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	18	19	20